INCOME TAX - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Capitalized R&D Expenses	$ 4,565,699	$ 5,610,221
Other Deferred Items	43,982	44,193
Stock Compensation	437,328	455,192
Net Operating Loss - US	8,349,314	6,161,916
R&D Credits	3,701,895	3,627,377
Net deferred tax assets	17,098,218	15,898,899
Valuation Allowance	(17,098,218)	(15,898,899)
Net deferred tax assets (liabilities)	$ 0	$ 0